Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Equipment	Equipment consists of the following:
	March 31,	December 31,
	2022	2021

Equipment	$757,322	$603,972
	757,322	603,972
Less accumulated depreciation	(261,093)	(207,078)
Equipment, net	$496,229	$396,894
Equipment consists of the following:
	December 31, 2021	December 31, 2020

Equipment	$603,972	$509,279
	603,972	509,279
Less accumulated depreciation	(207,078)	(73,552)
Equipment, net	$396,894	$435,727